4. STOCKHOLDERS' DEFICIT (Details 3) - $ / shares		9 Months Ended
		Sep. 30, 2020	Dec. 31, 2019
Warrants outstanding		28,324,275	46,016,840
Warrants 1
Warrants outstanding	[1]	4,262
Warrants exercise price		$ 1.824
Expiration date		19-Mar-21
Warrants 2
Warrants outstanding	[2]	7,185,000
Warrants exercise price		$ 0.200
Expiration date		12-Feb-23
Warrants 3
Warrants outstanding	[3]	1,725,000
Warrants exercise price		$ .040
Expiration date		21-Feb-21
Warrants 4
Warrants outstanding	[4]	325,000
Warrants exercise price		$ .180
Expiration date		4-Apr-22
Warrants 5
Warrants outstanding	[5]	215,000
Warrants exercise price		$ .250
Expiration date		1-Jul-22
Warrants 6
Warrants outstanding	[6]	100,000
Warrants exercise price		$ .250
Expiration date		1-Sep-22
Warrants 7
Warrants outstanding	[7]	7,500,000
Warrants exercise price		$ .200
Expiration date		17-Dec-24
Warrants 8
Warrants outstanding	[8]	250,000
Warrants exercise price		$ .160
Expiration date		31-Mar-25
Warrant 9
Warrants outstanding	[9]	2,597,705
Warrants exercise price		$ .250
Expiration date		30-Dec-22
Warrant 10
Warrants outstanding	[9]	2,597,705
Warrants exercise price		$ .750
Expiration date		30-Dec-22
Warrant 11
Warrants outstanding	[9]	4,713,603
Warrants exercise price		$ .200
Expiration date		30-Dec-22
Warrant 12
Warrants outstanding	[10]	60,000
Warrants exercise price		$ .250
Expiration date		23-Apr-23
Warrant 13
Warrants outstanding	[11]	50,000
Warrants exercise price		$ .250
Expiration date		30-Dec-22
Warrant 14
Warrants outstanding	[11]	50,000
Warrants exercise price		$ .750
Expiration date		30-Dec-22
Warrant 15
Warrants outstanding	[12]	700,000
Warrants exercise price		$ .150
Expiration date		21-May-23
Warrant 16
Warrants outstanding	[13]	250,000
Warrants exercise price		$ .500
Expiration date		23-Jun-23
Warrant 17
Warrants outstanding	[14]	1,000
Warrants exercise price		$ .500
Expiration date		10-Aug-22

[1]	Issued to investors for a loan in March 2018.
[2]	Exchanged in January 2020 from amount issued as part of a February 2016 private placement with senior secured debt holder
[3]	Issued to a placement agent in conjunction with a February 2016 private placement with senior secured debt holder
[4]	Issued to investors for a loan in April 2019
[5]	Issued to investors for a loan in July 2019
[6]	Issued to investors for a loan in September 2019
[7]	Issued to investors for a loan in December 2019
[8]	Issued to investors for a loan in January 2020
[9]	Issued to investors as part of Series D Preferred Stock Capital raise in December 2020
[10]	Issued to a consultant for services in April 2020
[11]	Issued to an investor as part of Series D Preferred Stock Capital raise in April 2020
[12]	Issued to an investor for a loan in May 2020
[13]	Issued to an investor in exchange of debt in June 2020
[14]	Issued to a consultant for services in August 2020